SHARE BASED COMPENSATION - Restricted Share Units ("RSUs") (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted-Average Grant-Date Fair Value
Total share based compensation			$ 6,054,612	$ 4,062,600	$ 34,204,761
Restricted Share Units ("RSUs")
Weighted-Average Grant-Date Fair Value
Number of options cancelled during the period		900,000
Restricted Share Units ("RSUs") | Minimum
Weighted-Average Grant-Date Fair Value
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years
Restricted Share Units ("RSUs") | Maximum
Weighted-Average Grant-Date Fair Value
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 6 months
Service-based RSUs
Number of Units
Beginning balance			28,406,980	10,800,000
Granted			44,179,590	20,019,012
Cancelled to grant new RSUs			(900,000)
Exercised			(449,990)	(2,412,032)
Forfeited			(1,410,000)
Ending balance			69,826,580	28,406,980	10,800,000
Weighted-Average Grant-Date Fair Value
Beginning balance			$ 0.34	$ 0.33
Granted			0.23	0.36
Cancelled to grant new RSUs			0.26
Exercised			0.23	0.47
Forfeited			0.20
Ending balance			$ 0.28	$ 0.34	$ 0.33
Total share based compensation			$ 4,353,480	$ 1,823,464	$ 324,565
Total unrecognized share based compensation expense			$ 14,296,333
Weighted average period expected to be recognized for unrecognized share based compensation expense			2 years 10 months 24 days
Share options
Number of Units
Granted	8,560,000
Weighted-Average Grant-Date Fair Value
Total share based compensation	$ 800,000		$ 1,701,132	$ 2,239,136	$ 1,522,271
Total unrecognized share based compensation expense	$ 1,700,000	$ 1,700,000
Weighted average period expected to be recognized for unrecognized share based compensation expense			3 years 6 months
Number of options cancelled during the period	7,660,000		7,660,000